PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Composition of Property and Equipment and Related Accumulated Depreciation
Set forth below are the composition of property and equipment and the related accumulated depreciation, grouped by major classifications, as well as the changes therein for the respective years:

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2016	2017
	In USD thousands				In USD thousands				In USD thousands
Composition in 2017
Office furniture and equipment	198	2	-	200	25	35	-	60	173	140
Computers and communications equipment	489	266	-	755	408	30	-	438	81	317
Laboratory equipment	1,298	70	-	1,368	670	159	-	829	628	539
Leasehold improvements	2,028	-	-	2,028	305	214	-	519	1,723	1,509
	4,013	338	-	4,351	1,408	438	-	1,846	2,605	2,505

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2017	2018
	In USD thousands				In USD thousands				In USD thousands
Composition in 2018
Office furniture and equipment	200	-	-	200	60	22	-	82	140	118
Computers and communications equipment	755	9	-	764	438	60	-	498	317	266
Laboratory equipment	1,368	164	-	1,532	829	153	-	982	539	550
Leasehold improvements	2,028	-	-	2,028	519	216	-	735	1,509	1,293
	4,351	173	-	4,524	1,846	451	-	2,297	2,505	2,227

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2018	2019
	In USD thousands				In USD thousands				In USD thousands
Composition in 2019
Office furniture and equipment	200	7	-	207	82	13	-	95	118	112
Computers and communications equipment	764	31	-	795	498	63	-	561	266	234
Laboratory equipment	1,532	29	-	1,561	982	185	-	1,167	550	394
Leasehold improvements	2,028	-	-	2,028	735	217	-	952	1,293	1,076
	4,524	67	-	4,591	2,297	478	-	2,775	2,227	1,816